Note 4 - Securities (Detail) - Gross Gains and Losses on Investment Securities (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading Account Securities Gains/(Losses)	$ 4,000	$ (11,000)	$ 3,000
Available for Sale Securities
Other than temporary impairment losses	0	0	(150,000)
Gross realized gains	44,000	28,000	200,000
Gross realized losses	0	(65,000)	(46,000)
Net realized gains (losses)	44,000	(37,000)	4,000
Gains/Losses [Member]
Trading Account Securities Gains/(Losses)	$ 4,000	$ (11,000)	$ 3,000